Share-Based Payment (Tables)	12 Months Ended
Dec. 31, 2023
Share-Based Payment [Abstract]
Schedule of Expenses Recognized in Financial Statements	The expenses recognized in the financial statements for services received from directors and employees is shown in the following table:
	Year ended December 31
	2023	2022	2021
	€ thousand
Expenses arising from share-based payment transactions	122	127	63

Schedule of Black-Scholes Options Pricing Model	The fair value of the options is estimated using a Black-Scholes options pricing model with the following weighted average assumptions:
	Year ended December 31
	2023	2022	2021
Dividend yield	0%	0%	0%
Expected volatility	0.509	0.405	0.433
Risk-free interest	4.92%	2.9%	0.48%
Expected life (in years)	2-3	2-3	2-3
Exercise price	16.11	27.22	29.27

Schedule of Weighted Average Fair Values and Exercise Price	All options granted during 2023, 2022 and 2021 were granted with exercise price equal to or higher than the market price on the date of grant. Weighted average fair values and exercise price of options on dates of grant are as follows:
	Equal market price
	2023	2022	2021
	US$
Weighted average exercise prices	16.11	27.22	29.27

Weighted average fair value on grant date	5.11	7.27	9.65

Schedule of Number and Weighted Average Exercise Prices of Share Options	The following table lists the number of share options, the weighted average exercise prices of share options during the current year:
	2023		2022		2021
		Weighted		Weighted		Weighted
		Average		average		Average
	Number of	Exercise	Number of	exercise	Number of	Exercise
	options	Price	options	price	options	Price
		US$		US$		US$

Outstanding at beginning of year	49,394	26.98	48,684	26.16	31,135	12.94
Granted during the year	4,616	16	4,000	27.22	37,000	29.27
Exercised during the year	(-)	-	(3,290)	11.19	(18,451)	10.06
Expired during the year	(-)	-	(-)	-	(1,000)	26.63
Outstanding at end of year	54,010	26.28	49,394	26.98	48,684	26.16

Exercisable at end of year	38,394	26.63	23,394	25.25	6,749	20.05